Intangible assets, net	12 Months Ended
Dec. 31, 2019
Intangible assets, net
Intangible assets, net

14.  Intangible assets, net

The following table summarizes the Group’s intangible assets:

	December 31,
	2018	2019
	RMB	RMB

Gross carrying amount
Trademark	—	2,497,480
User bases	—	1,069,668
License	32,000	142,318
Non-compete agreement	—	84,412
Operating rights	67,080	76,272
Software	39,535	60,309
Domain names	26,819	28,044
Technology	18,094	18,237
Others	—	2,158

Total of gross carrying amount	183,528	3,978,898

Less: accumulated amortization

Trademark	—	(208,128)
User bases	—	(366,139)
License	(1,422)	(4,435)
Non-compete agreement	—	(70,348)
Operating rights	(48,451)	(63,147)
Software	(28,406)	(50,151)
Domain names	(11,213)	(13,327)
Technology	(11,856)	(11,916)
Others	—	(91)

Total accumulated amortization	(101,348)	(787,682)

Less: accumulated impairment	(7,495)	(11,353)

Intangible assets, net	74,685	3,179,863

Amortization expense for the years ended December 31, 2017, 2018 and 2019 were RMB14,510, RMB20,995 and RMB669,657, respectively.

14.  Intangible assets, net (continued)

The estimated amortization expenses for each of the following five years are as follows:

Amortization expense
of intangible assets
RMB

2020	728,771
2021	391,154
2022	325,675
2023	325,548
2024	272,618

The weighted average amortization periods of intangible assets as of December 31, 2018 and 2019 are as below:

December 31,
	2018	2019

Trademark	Not applicable	10 years
User base	Not applicable	3 years
License	15 years	15 years
Non-compete agreement	Not applicable	1 year
Operating rights	2 years	2 years
Software	4 years	4 years
Domain names	15 years	15 years
Technology	Not applicable	Not applicable
Others	Not applicable	10 years